LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
LOSS PER SHARE
NOTE 14 – LOSS PER SHARE

The following table contains the data used in the computation of the basic loss per share:

	Year ended December 31,
	2017	2018	2019
	In USD thousands
Loss attributed to ordinary shares	(24,352)	(22,962)	(25,446)
Number of shares used in basic calculation (in thousands)	89,971	108,596	146,407

	in USD
Basic and diluted loss per ordinary share	(0.27)	(0.21)	(0.17)

All outstanding options and warrants have been excluded from the calculation of the diluted loss per share for the year ended December 31, 2019 since their effect was anti-dilutive.